Current Assets - Receivables - Summary of Current Assets - Receivables (Details) - USD ($)		Jun. 30, 2024	Jun. 30, 2023
Current Assets Receivables [Abstract]
Interest receivable		$ 280,669	$ 162,853
GST receivable	[1]	1,071,001	325,474
Other receivable	[1]	74,730	148,237
Total current receivables		$ 1,426,400	$ 636,564

[1]	The GST and other receivables are non‑interest bearing. There were no receivables with a material expected credit loss recorded during the financial year (2023: nil, 2022: nil).